EXEMPT RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	EXEMPT RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Trustee is authorized under contract provisions, and by ERISA regulations providing an administrative or statutory exemption, to invest in funds under its control. Certain Plan investments, including shares of mutual funds, which are managed by the Trustee as defined by the Plan, qualify as exempt party-in-interest transactions. The Plan also issues loans to participants, which are secured by the vested balances in the participants' accounts. Fees paid for investment management services are included as a reduction of the return earned on each fund.
As of December 31, 2025 and 2024, the Plan, which is sponsored by Soo Line Railroad Company, a wholly owned subsidiary of Canadian Pacific Kansas City Limited (the "Company"), held 196,165 and 71,190 shares, respectively, of common stock of the Company. During the year ended December 31, 2025, the Plan purchased 14,316 (2024 - 12,144) shares and sold 32,705 (2024 - 13,660) shares of common stock of the Company, and recorded dividend income of $65,875 (2024 - $30,140). As part of the merger with the KCS 401(k) Plan, 143,334 shares of common stock were transferred into the Plan.